Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Provisions Abstract
Schedule of lawsuits and proceedings that resulted in provisions

	December 31, 2025			December 31, 2024
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits

Customer claims (i)	134,411	(1,510)	132,901	149,803	(11,341)	138,462
Supplier claims (ii)	51,342	(60)	51,282	235,683	(58)	235,625
Other civil claims (iii)	154,148	(437)	153,711	174,151	(1,431)	172,720
Tax claims (iv)	12,236	(646)	11,590	176,426	(2,417)	174,009
Labor claims (v)	1,409,720	(16,318)	1,393,402	1,077,083	(13,210)	1,063,873
Environmental claims (vi)	160,575	(49)	160,526	657,041	(51)	656,990
Total	1,922,432	(19,020)	1,903,412	2,470,187	(28,508)	2,441,679

Current	1,370,013	-	1,370,013	1,546,184	-	1,546,184
Noncurrent	552,419	(19,020)	533,399	924,003	(28,508)	895,495

Schedule of changes in provisions

	December 31, 2024	Additional provisions	Interest and inflation adjustment	Use of the provision	Amounts not used (reversal)	December 31, 2025

Customer claims (i)	149,803	13,199	33,397	(22,670)	(39,318)	134,411
Supplier claims (ii)	235,683	52,277	18,248	(147,371)	(107,495)	51,342
Other civil claims (iii)	174,151	81,594	41,826	(84,893)	(58,530)	154,148
Tax claims (iv)	176,426	37,206	12,584	(10,055)	(203,925)	12,236
Labor claims (v)	1,077,083	448,414	229,306	(48,850)	(296,233)	1,409,720
Environmental claims (vi)	657,041	63,221	59,615	-	(619,302)	160,575
Sub-total	2,470,187	695,911	394,976	(313,839)	(1,324,803)	1,922,432

Escrow deposits	(28,508)	(59,524)	(7,218)	5,817	70,413	(19,020)

Total	2,441,679	636,387	387,758	(308,022)	(1,254,390)	1,903,412

Schedule of lawsuits deemed as contingent liabilities

	December 31, 2025	December 31, 2024

Customer claims (i)	219,312	171,831
Supplier claims (ii)	925,899	807,950
Other civil claims (iii)	812,534	669,108
Tax claims (iv)	1,711,737	1,362,849
Labor claims (v)	918,561	1,321,935
Environmental claims (vi)	5,264,307	5,294,595
Total	9,852,350	9,628,268